Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Shares	Additional Paid-in Capital	Retained Earnings (Deficit)	Statutory Reserves	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2014	$ 760,907	$ 8,200	$ 787,151	$ (35,797)		$ 1,353
Beginning balance, Shares at Dec. 31, 2014		8,200,000
Net income	945,577			945,577
Capital contribution from owners	2,212,796		2,212,796
Statutory reserves				(92,995)	92,995
Foreign currency translation adjustment	(166,349)					(166,349)
Ending balance at Dec. 31, 2015	3,752,931	$ 8,200	2,999,947	816,785	92,995	(164,996)
Ending balance, Shares at Dec. 31, 2015		8,200,000
Net income	2,433,720			2,433,720
Capital contribution from owners	198,917		198,917
Statutory reserves				(289,807)	289,807
Issuance of common shares for debt conversion	3,847,000	$ 999	3,846,001
Issuance of common shares for debt conversion, Shares		999,000
Issuance of common shares for cash	5,323,026		5,323,026
Issuance of common shares for cash, Shares
Capital distribution in connection with acquisition of a subsidiary	(4,418,425)		(4,418,425)
Foreign currency translation adjustment	(383,947)					(383,947)
Ending balance at Dec. 31, 2016	10,753,222	$ 9,199	7,949,466	2,960,698	382,802	(548,943)
Ending balance, Shares at Dec. 31, 2016		9,199,000
Net income	2,590,931			2,590,931
Statutory reserves				(322,896)	322,896
Issuance of common shares for cash	7,111,325	$ 1,610	7,109,715
Issuance of common shares for cash, Shares		1,610,000
Foreign currency translation adjustment	535,810					535,810
Ending balance at Dec. 31, 2017	$ 20,991,288	$ 10,809	$ 15,059,181	$ 5,228,733	$ 705,698	$ (13,133)
Ending balance, Shares at Dec. 31, 2017		10,809,000